RELATED PARTY TRANSACTIONS - Narrative (Details)	36 Months Ended
Dec. 31, 2022
Comprehensive framework agreement [member] | CNOOC Group [member]
Disclosure of transactions between related parties [line items]
Term of agreements	3 years